Stock-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options [Member]
Weighted average assumptions in valuation model
Expected holding period (in years)	5.2	4.7	4.6
Expected volatility	26.40%	26.20%	26.20%
Expected dividend yield	2.80%	2.20%	2.40%
Risk-free interest rate	2.20%	2.30%	2.50%
TSR [Member]
Weighted average assumptions in valuation model
Expected volatility	25.00%	27.90%
Expected dividend yield	2.70%	2.70%
Risk-free interest rate	0.30%	0.10%